Employee Benefit Plans and Share-Based and Other Compensation Plans	6 Months Ended
Jun. 30, 2014
Employee Benefit Plans and Share-Based and Other Compensation Plans
Employee Benefit Plans and Share-Based and Other Compensation Plans

15. Employee Benefit Plans and Share-Based and Other Compensation Plans

        Prior to the AerCap Transaction, our employees participated in various AIG benefit plans, including a noncontributory qualified defined benefit retirement plan ("AIG Retirement Plan"), and AIG various share-based and other compensation plans. During 2012, ILFC set up its own voluntary savings plan ("ILFC 401(k) plan") and transferred all participating employee's savings from the 401(k) plan sponsored by AIG. Subsequent to the AerCap Transaction, changes were made to certain of these plans and some were replaced by other plans.

Pension Plans

        Pension plan expenses include amounts allocated to us by AIG for our U.S employees and pension plan expenses related to our employees working in foreign offices. AIG's U.S. benefit plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

        Pursuant to the AerCap Transaction, ILFC employees who had at least one year of service became fully vested in their AIG Retirement Plan account. Such accounts will be managed directly by AIG. Employees with less than one year of service with ILFC upon the consummation of the AerCap Transaction forfeited their unvested balances. Subsequent to the AerCap Transaction, all ILFC employees ceased accruing benefits under the AIG Retirement Plan and instead will receive an additional contribution to the ILFC 401(k) plan.

        AIG also sponsors non-qualified unfunded defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by the qualified plan. These include the AIG Non-Qualified Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to current and former employees under the qualified plan as a result of federal tax limitations on compensation and benefits payable. In June 2014, AerCap Ireland Capital Limited paid AIG $19.8 million for the liability associated with our employees or former employees who were fully vested in the AIG Non-qualified Retirement Plan as of December 31, 2013. As a result of this payment, these plan participants' benefit obligation will be managed directly by AIG. The obligation for the participants with unvested balances in the AIG Non-qualified Retirement Plan has been transferred to an equivalent AerCap plan.

        Prior to the AerCap Transaction, the ILFC 401(k) plan expense primarily represented the Company's cost of matching employee contributions up to a fixed percentage limit. Subsequent to the AerCap Transaction, this expense also includes the additional contribution made in lieu of employees' participation in the AIG Retirement Plan.

        Pension plan and 401(k) plan expenses were $0.1 million for the period beginning February 5, 2014, and ending June 30, 2014, and $4.8 million for the period beginning January 1, 2014 and ending May 13, 2014.

Share-Based and Other Compensation Plans

        Prior to the AerCap Transaction, certain of our employees participated in the following AIG share-based and other compensation plans: (i) stock salary, variable stock plan and restricted stock unit awards; and (ii) short and long term incentive awards. Following the completion of the AerCap Transaction, the share-based awards continue to vest in accordance with the original vesting schedules for ILFC employees who were offered and accepted permanent positions with AerCap (continuing employees) or, in the event of involuntarily early terminations, as specified by AerCap at the time of the sale, accelerated vesting schedules. Subsequent to the AerCap Transaction, certain employees received AerCap share-based awards, consisting of restricted share units and restricted shares.

        For the period beginning February 5, 2014, and ending June 30, 2014, we recorded compensation expense of $1.3 million under the AIG share-based programs, $8.9 million associated with our short and long-term incentive plans, and $3.1 million for the AerCap share-based awards. $8.7 million of these expenses are reported as part of transaction costs. For the period beginning January 1, 2014 and ending May 13, 2014, we recorded compensation expense of $1.8 million for our participation in AIG's share-based programs and $15.0 million for our short and long-term incentive plans. In addition, executives employed by ILFC as of a certain date were eligible for a bonus that was payable upon the closing of the AerCap Transaction. We began to accrue this bonus in December 2013 bonus when the transaction was announced. During the period beginning January 1, 2014 and ending May 13, 2014, we accrued $32.3 million for this bonus.